SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.9%			Consumer Finance—2.0%
Consumer Discretionary—14.0%			Santander
Distributors—2.0%			Consumer USA
LKQ Corp.[1]	637,555	$20,838,485	Holdings, Inc.	767,782	$20,438,357
Entertainment—1.6%			Diversified Financial Services—2.5%
Take-Two Interactive			Voya Financial, Inc.	418,528	24,998,677
Software, Inc.[1]	130,907	16,316,249	Insurance—8.8%
Hotels, Restaurants & Leisure—6.7%			Arthur J. Gallagher
Norwegian Cruise			& Co.	354,787	36,390,502
Line Holdings Ltd.[1]	437,039	23,534,550	Athene Holding
Royal Caribbean			Ltd. , Cl. A1	435,546	18,972,384
Cruises Ltd.	191,825	22,458,871	Willis Towers
Wyndham Hotels &			Watson plc	164,076	34,667,618
Resorts, Inc.	401,348	22,945,065			90,030,504
		68,938,486	Real Estate Investment Trusts (REITs)—8.0%
Specialty Retail—1.7%			American Homes 4
Advance Auto Parts,			Rent, Cl. A	750,899	20,522,070
Inc.	132,175	17,414,056	First Industrial
Textiles, Apparel & Luxury Goods—2.0%			Realty Trust, Inc.	477,590	20,393,093
			Hudson Pacific
Tapestry, Inc.	791,583	20,399,094	Properties, Inc.	703,606	25,569,042
Consumer Staples—4.4%			Life Storage, Inc.	141,060	15,965,171
Food & Staples Retailing—4.4%					82,449,376
Casey's General			Health Care—8.2%
Stores, Inc.	64,177	10,323,512
Kroger Co. (The)	759,242	20,393,240	Health Care Providers & Services—7.4%
Performance Food			Centene Corp.[1]	506,528	31,815,024
Group Co.[1]	285,187	14,769,835	DaVita, Inc.[1]	161,895	12,930,553
		45,486,587	Encompass Health
			Corp.	410,833	31,646,466
Energy—4.9%					76,392,043
Energy Equipment & Services—1.4%
TechnipFMC plc	901,102	14,877,194	Health Care Technology—0.8%
			Cerner Corp.	107,065	7,690,479
Oil, Gas & Consumable Fuels—3.5%
Marathon Oil Corp.	1,644,593	18,699,023	Industrials—10.8%
Noble Energy, Inc.	866,438	17,129,479	Aerospace & Defense—2.5%
		35,828,502	Textron, Inc.	548,993	25,215,249
Financials—33.2%			Building Products—2.4%
Capital Markets—2.1%			Johnson Controls
Stifel Financial Corp.	334,120	21,614,223	International plc	628,396	24,790,222
			Machinery—1.6%
Commercial Banks—9.8%			Kennametal, Inc.	529,783	16,576,910
Comerica, Inc.	289,899	17,730,223
KeyCorp	1,278,222	23,915,534	Marine—1.7%
TCF Financial Corp.	520,530	22,008,008	Kirby Corp.[1]	240,666	17,638,411
Wintrust Financial			Road & Rail—2.6%
Corp.	291,392	18,439,286	Knight-Swift
Zions Bancorp NA	412,294	18,755,254	Transportation
		100,848,305	Holdings, Inc. , Cl. A	733,786	27,208,785

1 INVESCO OPPENHEIMER MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Information Technology—10.1%			Metals & Mining—1.7%
Communications Equipment—4.4%			Freeport-McMoRan,
Ciena Corp.[1]	767,235	$31,203,447	Inc.	1,587,746	$17,623,981
Motorola Solutions,			Utilities—6.5%
Inc.	79,322	14,039,994	Electric Utilities—6.5%
		45,243,441	Edison International	311,171	23,820,140
Electronic Equipment, Instruments, &			Evergy, Inc.	322,810	23,293,970
Components—1.8%			FirstEnergy Corp.	383,013	19,453,230
Keysight					66,567,340
Technologies, Inc.[1]	195,949	18,221,298	Total Common Stocks
IT Services—1.7%			(Cost $942,587,110)		1,005,132,381
Science Applications
International Corp.	202,278	17,753,940
			Investment Company—2.2%
Semiconductors & Semiconductor			Invesco Government
Equipment—2.2%			& Agency Portfolio,
KLA Corp.	134,014	22,211,480	Institutional Class,
Materials—5.8%			1.48%[2] (Cost
Chemicals—4.1%			$22,342,156)	22,342,156	22,342,156
Eastman Chemical
Co.	229,714	16,371,717	Total
W. R. Grace & Co.	373,352	25,148,990	Investments,
		41,520,707	at Value (Cost
			$964,929,266)	100.1%	1,027,474,537
			Net Other Assets
			(Liabilities)	(0.1)	(1,091,882)
			Net Assets	100.0%	$1,026,382,655

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

2 INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 – Additional Valuation Information

As of January 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

3 INVESCO OPPENHEIMER MID CAP VALUE FUND